Equity (Deficit) - Summary of Certificate of Contribution "A" (Detail) - Contributions A [member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of equity [line items]
Certificates of Contribution, Beginning Balance	$ 524,931,447	$ 478,675,447
Increase in Certificates of Contribution during period	316,354,129	46,256,000
Certificates of Contribution, Ending Balance	$ 841,285,576	$ 524,931,447